S-K 1603(b) Conflicts of Interest	Sep. 18, 2025
SPAC Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses, on the other hand. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our executive officers and directors is engaged in several other business endeavors for which he is entitled to substantial compensation and has substantial time commitments, and our executive officers and directors are not obligated to contribute any specific number of hours per week to our affairs.
Sponsor [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our sponsor subscribed for founder securities prior to the date of this prospectus and will purchase private placement warrants in a transaction that will close simultaneously with the closing of this offering. The low price of $26,000, or $0.002 per unit, that the initial shareholders paid for 11,500,000 founder securities creates an incentive whereby the initial shareholders could potentially make a substantial profit even if the company selects an acquisition target that subsequently declines in value and is unprofitable for public investors.
Sponsor, Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our sponsor, officers and directors will lose their entire investment in us and will not be reimbursed for any loans extended, fees due or out-of-pocket expenses if we do not complete an initial business combination.
Sponsor and Each Member of Our Management Team [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our sponsor and each member of our management team have entered into an agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to any founder securities and public shares held by them in connection with (i) the completion of our initial business combination and (ii) a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association that would modify the substance or timing of our obligation to provide holders of our Class A ordinary shares the right to have their shares redeemed in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the completion window.